UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
Form 13F
Form 13F Cover Page

Report for the Calendar Year or Quarter Ended:
September 30, 2007

Check here if Amendment []; Amendment Number:

This Amendment (check one only):	[] is a restatement,
[] adds new holding entries

Institutional Investment Manager filing this report:

Name:				GMT Capital Corp
Address:				2100 RiverEdge Parkway, #840
						Atlanta, GA 30328

Form 13F File Number: 	28-05497

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting manager:

Name:				George E. Case III
Title:				Vice President
Phone:				770-989-8261
Signature,			Place,		and Date of Signing
George E. Case, III		Atlanta, GA	November 15, 2007

			[X] 13F Holding Report
			[ ] 13F Notice
			[ ] 13F Combination Report

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Mangers:		None

Form 13F Information Table Entry Total: 99

Form 13F Information Table Value Total:	$1,461,466

GMT Capital
13F Information Table
September 30, 2007

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMC Entertainment Inc.         COM              001669100     6334   412660 SH       SOLE
Abbott Laboratories            COM              002824100    12443   302750 SH       SOLE
Active Power                   COM              00504w100      230    71570 SH       SOLE
Advanced Tissue Sciences       COM              00755f103       63   343210 SH       SOLE
Aetna Inc.                     COM              00817Y108    12911   143900 SH       SOLE
Anadarko Petroleum             COM              032511107     5243   101100 SH       SOLE
Applied Digital Solutions      COM              038188306       94   346400 SH       SOLE
Ashland Inc.                   COM              044204105     6973   150000 SH       SOLE
Aware                          COM              05453n100       92    23200 SH       SOLE
Bruker Biosciences             COM              116794108     1215   242543 SH       SOLE
Burlington Resources           COM              122014103      269     4229 SH       SOLE
Cameco Corp                    COM              13321L108     5423   108860 SH       SOLE
Canadian Natural Resources     COM              136385101    61226  1102570 SH       SOLE
Capstone Turbine               COM              14067d102      294   119082 SH       SOLE
Caremark RX                    COM              141705103    14547   437500 SH       SOLE
Carrington Laboratories, Inc.  COM              144525102       61    14300 SH       SOLE
Celenese                       COM              d1497a101     7413   182598 SH       SOLE
Chromatics Color Sciences      COM              171116304        0    26925 SH       SOLE
Ciena Corporation              COM              171779101      327    65894 SH       SOLE
Comcast Corporation            COM              20030n200    12030   431940 SH       SOLE
Concurrent Computer            COM              206710204      661   191500 SH       SOLE
Conoco Phillips                COM              20825c104    20887   299200 SH       SOLE
Copytele Inc.                  COM              217721109       70   144800 SH       SOLE
Del Monte Foods                COM              24522p103    10242   910412 SH       SOLE
Devon Energy Corp              COM              25179M103    39021   671038 SH       SOLE
Digitalthink                   COM              25388m100       75    31760 SH       SOLE
E. Digital Corp                COM              26841y103       32   109600 SH       SOLE
E.Piphany                      COM              26881v100      354    49050 SH       SOLE
Electronic Arts                COM              285512109     1253    23320 SH       SOLE
Enzo Biochem                   COM              294100102      485    28825 SH       SOLE
Genesis Microchip              COM              37184c103      446    26640 SH       SOLE
Global Industies               COM              379336100      577    97716 SH       SOLE
Healthsouth Corp.              COM              421924101    23890  5812700 SH       SOLE
Humana Inc                     COM              444859102    10202   536400 SH       SOLE
Internap Network Services      COM              45885a102      322   187460 SH       SOLE
K-Tel International            COM              482724200        4    17600 SH       SOLE
Liberty Media                  COM              530718105    34778  3176068 SH       SOLE
MapInfo Corporation            COM              565105103     5089   397302 SH       SOLE
Metawave Communications        COM              591409107        0    27300 SH       SOLE
Microtune                      COM              59514p109      335   134460 SH       SOLE
Miravant Medical Technologies  COM              604690107      579   141330 SH       SOLE
Neoware Systems                COM              64065p102      980    95190 SH       SOLE
Nexar Technology               COM              65332P106        0    85740 SH       SOLE
Nexen                          COM              65334h102    20902   535530 SH       SOLE
Ocular Sciences                COM              675744106     7475   256428 SH       SOLE
PalmOne Inc                    COM              69713p107      211     9870 SH       SOLE
Pioneer Natural Resources      COM              723787107    13241   409937 SH       SOLE
Protein Design Labs            COM              74369l103     6953   291880 SH       SOLE
QLT INC                        COM              746927102      450    17600 SH       SOLE
Qwest Communications           COM              749121109     3801   881844 SH       SOLE
RF Micro Devices               COM              749941100     1256   148430 SH       SOLE
Republic Services              COM              760759100    18938   699580 SH       SOLE
Retek                          COM              76128q109      109    14477 SH       SOLE
Riverstone Networks            COM              769320102       82    56095 SH       SOLE
Sirenza Microdevices           COM              82966t106      115    25900 SH       SOLE
Sirius Satellite Radio         COM              82966u103      325    95550 SH       SOLE
Speedway Motorsports           COM              847788106     3801   125420 SH       SOLE
Spinnaker Exploration          COM              84855w109     6158   171430 SH       SOLE
Triad Hospitals, Inc.          COM              89579k109     7130   231350 SH       SOLE
Tyson Foods                    COM              902494103    15553   861654 SH       SOLE
United Globalcom               COM              913247508     6327   745225 SH       SOLE
Valassis Communications        COM              918866104    10649   350300 SH       SOLE
Vision Sciences Inc. Delaware  COM              927912105      283    76800 SH       SOLE
Xybernaut                      COM              984149104       14    12100 SH       SOLE